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                          PRUDENTIAL MONEYMART ASSETS, INC.
                               GATEWAY CENTER THREE
                               100 MULBERRY STREET
                             NEWARK, NEW JERSEY 07102


                                                               February 27, 2003


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Prudential MoneyMart Assets, Inc.
        1933 Act File No.: 2-55301
        1940 Act File No.: 811-2619

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on February 27, 2003.

     If you have any questions concerning this filing, please contact Jonathan D. Shain at (973) 802-6469.

                                                      Very truly yours,

                                                      /s/ Jonathan D. Shain
                                                      ---------------------
                                                      Jonathan D. Shain
                                                      Secretary